Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 20,635
Balances with government authorities	761,500	507,696	27,400
Advance to suppliers	684,818	295,601
Advance to staff	2,616	2,972
TDS Receivables	386,101	297,764
Advance payment of interest on loans	165,924	194,445	30,000
Advance payment of commission on loans	105,168	140,000	22,002
Other receivables – Balance with a Director	214,458	214,458	214,458
Total	$ 2,341,220	$ 1,652,936	$ 328,024